Accounts Receivable	6 Months Ended
Dec. 31, 2021
Accounts Receivable [Abstract]
Accounts receivable

Note 3 – Accounts receivable

Accounts receivable consisted of the following:

	December 31, 2021	June 30, 2021
	(Unaudited)
Color World platform subscription fees due from App payment collections agent	$2,482,082	$3,191,711

No provision for allowance on doubtful accounts was recognized for the six months ended December 31, 2021 and 2020.